ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 3,023	$ 1,697
Payroll related liabilities	22	232
Other accrued liabilities	5	5
Total accounts payable and accrued liabilities	$ 3,050	$ 1,934